UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22517

Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Ann Maurer 235 W. Galena Street Milwaukee, WI 53212 (414) 299-2217
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2019 TO JUNE 30, 2020

Corbin Multi-Strategy LLC
Proxy Voting Record
July 1, 2019-June 30, 2020

Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Accept Financial Statements and Statutory Reports	Issuer	Y	For	For
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Approve Remuneration Report	Issuer	Y	For	For
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Ratify Ernst & Young LLP as Auditors	Issuer	Y	For	For
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Authorise Board to Fix Remuneration of Auditors	Issuer	Y	For	For
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Elect Steven Bates as Director	Issuer	Y	Against	Against
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Elect Rupert Dorey as Director	Issuer	Y	Against	Against
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Re-elect Christopher Legge as Director	Issuer	Y	Against	Against
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Re-elect Josh Targoff as Director	Issuer	Y	Against	Against
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Re-elect Claire Whittet as Director	Issuer	Y	Against	Against
Third Point Offshore Investors Ltd.	TPOU	G8846K109	July 3, 2019	Authorise Market Purchase of Shares	Issuer	Y	For	For
Garrison Capital Inc.	GARS	366554103	May 6, 2020	Elect Director Matthew Westwood	Issuer	Y	For	For
Garrison Capital Inc.	GARS	366554103	May 6, 2020	Ratify RSM US LLP as Auditors	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Corbin Multi-Strategy Fund, LLC

By (Signature and Title)		/s/ Daniel Friedman
Daniel Friedman
Vice President

Date:	8/26/2020